INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES
25.	INCOME TAXES

Current Taxation

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries. The Group is subject to corporate income taxes in Germany, the PRC, Hong Kong, Malaysia, South Korea, USA, Australia, Chile, Turkey and United Kingdom. Taxes on income in the statement of operations and balance sheet reflect current and deferred taxes in these countries. The current and deferred tax assets and liabilities of the Group are measured based on local tax rates. The statutory income tax rates for the Group where it has significant operations are as follows:

	For the year ended December 31,
	2013	2014	2015

PRC	N/A	N/A	25%
Hong Kong	N/A	N/A	16.5%
Germany	29.13%	29.13%	29.13%
Malaysia	25%	25%	25%
South Korea	N/A	N/A	22%
USA	N/A	N/A	35%

In accordance with the PRC Income Tax Laws, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2015, no detailed interpretation or guidance has been issued to define “place of effective management.” Furthermore, as of December 31, 2015, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application.

Income (loss) before income taxes consists of:

In millions of $	For the year ended December 31,
	2013	2014	2015

Cayman	(0.1)	(0.7)	(17.2)
PRC	-	-	62.3
Others	(47.5)	5.1	8.8
	(47.6)	4.4	53.9

The income tax expense is comprised of:

In millions of $	For the year ended December 31,
	2013	2014	2015

Current	0.0	0.0	5.5
Deferred	0.4	1.4	4.6
	0.4	1.4	10.1

The reconciliation of tax computed by applying the statutory income tax rate of the Company to income tax expense is as follows:

In millions of $	For the year ended December 31,
	2013	2014	2015

Income tax computed at parent statutory tax rate	-	-	-
Non-deductible expenses	3.4	2.1	5.7
Foreign tax rate differences	(13.6)	0.2	12.0
Income not subject to taxation	-	(7.9)	(0.2)
Others	(0.2)	0.1	(5.2)
Changes in the valuation allowance	10.8	6.9	(2.2)
	0.4	1.4	10.1

Deferred Taxation

Deferred tax assets (liabilities) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets (liabilities) are as follows:

In millions of $	As of December 31,
	2014	2015

Deferred tax assets:
Current:
- Tax losses	3.0	-
- Account receivables and other assets	1.0	-
- Provisions	0.6	-
- Warranty provision	-	9.8
- Inventory write-off	-	4.9
- Allowance for advance to suppliers	-	25.4
- Allowance for doubtful accounts	-	5.4
- Others	-	3.2
Valuation allowance	(4.0)	(48.5)
Offsetting	(0.6)	-

Net current deferred tax assets	-	0.2

Non-current:
- Tax losses	36.3	109.3
- Fixed assets	12.6	44.5
- Intangible assets	0.7	-
- Provision	3.2	-
- Unabsorbed capital allowance	43.1	39.7
- Others	0.1	0.1
Valuation allowance	(91.2)	(190.0)
Offsetting	(1.2)	(2.8)

Net non-current deferred tax assets	3.6	0.8

Deferred tax liabilities:
Current:
- Financial assets	0.2	3.0
- Accounts receivable and other assets	5.7	2.6
- Liabilities	0.1	0.1
Offsetting	(0.6)	-

Current deferred tax liabilities	5.4	5.7

Non-current:
- Land use rights	-	7.4
- Intangible assets	0.8	0.3
- Fixed assets	0.4	-
- Others	-	1.0
Offsetting	(1.2)	(2.8)

Non-current deferred tax liabilities	-	5.9

In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence.

As of December 31, 2015, the Group has a net tax operating loss from its PRC subsidiaries of $137.2 million which will expire between 2016 and 2020. Tax losses carried forward in Germany, Malaysia and Australia are not subject to expiration.

Uncertain Tax Positions

As of December 31, 2015, the Group's unrecognized tax benefit is $17.9 million which related to tax incentives received. It is possible that the amount accrued will change in the next 12 months as a result of new interpretive guidance released by the PRC tax authorities. However, an estimate of the range of the possible change cannot be made at this time. All of the unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. Reconciliation of accrued unrecognized tax benefits is as follows:

In millions of $	For the year ended December 31,
	2013	2014	2015

Beginning balance	-	-	-
Acquired in the Transaction	-	-	17.9

Ending balance	-	-	17.9

The Company's PRC subsidiaries for the years ended December 31, 2011 to December 31, 2015 remain open to potential examination by the tax authorities. The Group's operations in Germany remain subject to audit by tax authorities from 2012. The Group's operations in Malaysia remain subject to audit by tax authorities from 2008.

As of December 31, 2015 and 2014, the Group did not accrue any penalties and interests related to the unrecognized tax benefits.